Stockholders' Equity - Schedule of Share-based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share based compensation	$ 619,129	$ 3,793,520
Selling, General and Administrative [Member]
Share based compensation	280,275	82,436
Loss from Operations of Discontinued Components, Net of Taxes [Member]
Share based compensation	$ 338,854	$ 3,711,084